Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Product sales	$ 147,932	$ 92,897	$ 203,776	$ 76,984
Consulting and development	290,100	51,500	352,041	21,757
User fees	12,462	19,681	56,665	30,507
Total revenues	450,494	164,078	612,482	129,248
Cost of revenues:
Product sales	80,926	41,023	118,285	41,085
Consulting and development	47,100		107,648	1,901
User fees	16,335	8,719	74,915	38,587
Selling, general and administative expense	753,961	340,315	2,179,420	2,404,804
Loss on disposal of assets				21,779
Total operating expenses	898,322	390,057	2,480,268	2,508,156
Loss from operations	(447,828)	(225,979)	(1,867,786)	(2,378,908)
Other income (expense)
Other income	1,387		146,859	65
Interest expense	(308,133)	(22,445)	(177,308)	(108,550)
Loss on conversion of debt			(432,270)	(66,157)
Loss on acquisition of non-controlling interest				(55,849)
Total other income (expense)	(306,746)	(22,445)	(462,719)	(230,491)
Net loss before noncontrolling interests	(754,574)	(248,424)	(2,330,505)	(2,609,399)
Net loss attributable to noncontrolling interests	14,589	10,814	49,829	112,507
Net loss	$ (739,985)	$ (237,610)	$ (2,280,676)	$ (2,496,892)
Net loss per share - basic and diluted (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.03)
Weighted average number of shares outstanding during the period - basic and diluted (in Shares)	388,011,588	151,361,187	184,066,678	77,118,976